FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1	$ 3
Current debt facilities	7,143	$ 1,989	$ 2,532	$ 1,041	$ 1,960
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable	7,517
Current debt facilities	7,143
Other long-term liabilities	226
Total	14,886
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	(7,915)
Current debt facilities	(8,774)
Other long-term liabilities	(230)
Total	(16,919)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable	(7,915)
Current debt facilities	(8,774)
Other long-term liabilities	(137)
Total	(16,826)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(49)
Total	(49)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(15)
Total	(15)
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Current debt facilities
Other long-term liabilities	(29)
Total	$ (29)